Derivative Instruments - Summary of Derivatives Financial Instruments in Statement of Consolidated Balance Sheet (Detail) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Other Assets | Interest Rate Swap
Derivative [Line Items]
Asset/Liability Derivatives Fair Value	$ 2,847,001	$ 1,563,065	$ 3,219,413
Other Assets | Foreign Currency Hedges
Derivative [Line Items]
Asset/Liability Derivatives Fair Value		0	4,409,134
Accounts Payable and Accrued Liabilities | Interest Rate Swap
Derivative [Line Items]
Asset/Liability Derivatives Fair Value	$ 312,339	$ 496,702	$ 2,448,275